FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
22.	FINANCIAL INSTRUMENTS

The Company’s activities expose it to a variety of financial risks including market risk, credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Company. Risk management is carried out under policies approved by the Board of Directors and overseen by the Audit, Risk and Compliance Committee.

(a)	Market Risk

(i) Foreign Currency Risk

The Company engages in international purchase transactions and is exposed to foreign currency risk arising from various currency exposures, primarily with respect to the Australian dollar. The parent entity also has exposure to foreign exchange risk in the currency cash reserves it holds to meet its foreign currency payments. The Company does not make use of derivative financial instruments to hedge foreign exchange risk.

The following financial assets and liabilities are subject to foreign currency risk, the currency of the original amounts are displayed in brackets, all the amounts in the table below are displayed in A$ at year-end spot rates:

	Consolidated Entity
	2018	2017
	A$	A$
Cash and cash equivalents (USD)	6,309,829	17,508,482
Cash and cash equivalents (€EUR)	173	164
Cash and cash equivalents (£GBP)	428	1,421
Trade and other payables (USD)	(607,150)	(6,509)
Trade and other payables (€EUR)	(1,439)	-
Trade and other payables (£GBP)	(39,167)	-
Total exposure	5,662,674	17,503,558

The Company has conducted a sensitivity analysis of its exposure to foreign currency risk. The Company is currently exposed to the US dollar (USD), Euro (EUR) and British Pound (GBP). The sensitivity analysis below is conducted on a currency by currency basis using the sensitivity analysis variable, which has been based on the average annual movement in the AUD/USD, AUD/GBP and AUD/EUR exchange rates over the past 5 years based on the year-end spot rates, which is 7.18% (2017: 7.96%). The variables for USD, GBP and EUR being 10%, 11% and 13% respectively. All the amounts in the table below are displayed in Australian Dollars (A$).

Based on the financial instruments held at 30 June 2018, had the Australian dollar weakened/strengthened by 7.18% (2017: 7.96%) against the USD with all other variables held constant, the Company's post-tax profit for the year would have been A$409,391 lower/higher (2017: $1,392,754 lower/higher), mainly as a result of foreign exchange gains/losses on translation of US dollar denominated financial instruments as detailed in the above table. The Company’s exposure to other foreign exchange movements is not material.

The Company realized a foreign exchange loss of A$270,860 for the year ended June 30, 2018 compared to a foreign exchange gain of A$656,019 for the year ended June 30, 2017 and a foreign exchange loss of A$950,720 for the year ended June 30, 2016. In 2018, the Australian dollar depreciated against the U.S. dollar by 7.18%. In 2017, the Australian dollar depreciated against the U.S. dollar by 4.12%, while in 2016, the Australian dollar depreciated against the U.S. dollar by 8%.

(ii) Interest Rate Risk

The Company has an exposure to interest rate risk, which is the risk that a financial instrument’s value will fluctuate as a result of changes in market interest rates and the effective weighted average interest rates on classes of financial assets and financial liabilities.

The Company’s exposure to interest rate risk has not changed since the prior year.

At June 30, 2018, the Company had the following cash accounts:

•       A$ 2,552,615 in an Australian dollar transaction account at an interest rate of 0.60% as of June 2018;

•       A$63,791 in an Australian dollar transaction account at an interest rate of 0.05% as of June 2018;

•       A$114,990 in an Australian dollar transaction account at an interest rate of 0.00% as of June 2018;

•       A$135 in an Australian Trust account at an interest rate of 0% as of June 2018;

•       US$4,675,242 (A$6,308,538) in U.S. checking accounts at an interest rate of 0.03% as of June 30, 2018;

•       A$3,000,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 25, 2018;

•       A$3,000,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on August 3, 2018;

•       A$42,713 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 7, 2018;

•       A$150,000 in a three month term deposit at a fixed interest rate of 2.40% which matures on September 11, 2018.

At June 30, 2017, the Company had the following cash accounts:

•       A$1,099,932 in an Australian dollar transaction account at an interest rate of 0.60% as of June 2017;

•       A$73,301 in an Australian dollar transaction account at an interest rate of 0.05% as of June 2017;

•       A$49,081 in an Australian dollar transaction account at an interest rate of 0.00% as of June 2017;

•       A$34 in an Australian Trust account at an interest rate of 0% as of June 2017;

•       US$13,438,903 (A$17,535,100) in U.S. checking accounts at an interest rate of 0.00% as of June 30, 2017;

•       A$2,000,000 in a two month term deposit at a fixed interest rate of 1.70% which matures on July 2, 2017;

•       A$43,988 in a one year term deposit at a fixed interest rate of 2.55% which matures on March 7,2018;

•       A$150,000 in a three month term deposit at a fixed interest rate of 2.10% which matures on September 11, 2017;

•       A$1,000,000 in a two month term deposit at a fixed interest rate of 2.15% which matures on July 19, 2017.

At June 30, 2016, the Company had the following cash accounts:

•       A$95,890 in an Australian dollar transaction account at an interest rate of 0.05% as of June 2016;

•       A$36,361 in an Australian dollar transaction account at an interest rate of 0.00% as of June 2016;

•       A$419,324 in an Australian Business Cash High Interest account at an interest rate of 1.50% as of June 2016;

•       A$154 in an Australian Trust account at an interest rate of 0% as of June 2015;

•       US$16,267,416 (A$21,888,345) in U.S. checking accounts at an interest rate of 0.03% as of June 30, 2016;

•       A$6,000,000 in a three month term deposit at a fixed interest rate of 3.00% which matures on August 11, 2016;

•       A$150,000 in a six month term deposit at a fixed interest rate of 2.92% which matures on September 11, 2016;

•       A$43,988 in a twelve month term deposit at a fixed interest rate of 2.85% which matures on March 7, 2017;

•       A$1,300 in petty cash which does not earn any interest;

•       US$1,608 (A$2,164) in petty cash which does not earn any interest.

The weighted average interest rate is 0.12% for cash and cash equivalents and 2.40% for terms deposits over three months and apart from usual variances in general rates of interest the Company is not exposed to any significant interest rate risk.

Receivables and payables are non-interest bearing.

The Company’s exposure to interest rates and the effective weighted average interest rate for classes of financial assets and liabilities is set out below:

June 30, 2018	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	TOTAL (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	8,925,124	6,192,713	-	117,718	15,235,555	1.09%
Trade and other receivables	-	-	-	3,152,410	3,152,410
Other current assets	-	-	-	266,625	266,625
Other non-current assets	-	-	-	-	-

Total Financial Assets	8,925,124	6,192,713		3,536,753	18,654,590	1.09%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,055,247)	(2,055,247)

Total Financial Liabilities	-	-		(2,055,247)	(2,055,247)

June 30, 2017	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	18,680,923	3,150,000	-	54,034	21,884,957	0.33%
Trade and other receivables	-	-	-	3,035,573	3,035,573
Other current assets	-	43,988	-	285,613	329,601	2.55%
Other non-current assets	-	-	-	-	-

Total Financial Assets	18,680,923	3,193,988	-	3,375,220	25,250,131	0.88%

Financial Liabilities		-	-
Trade and other payables	-	-	-	892,434	892,434

Total Financial Liabilities	-	-	-	892,434	892,434

(b)	Credit Risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has no significant concentration of credit risk and it is not the Company’s policy to hedge credit risk.

The Company ensures that surplus cash is invested with financial institutions of appropriate credit worthiness and limits the amount of credit exposure to any one counter party.

There has been no significant change in the Company’s exposure to credit risk since the previous year. The carrying amount of the Company’s financial assets represents the maximum credit exposure.

(c)	Liquidity Risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities. The Company manages liquidity risk by maintaining sufficient bank balances to fund its operations and the availability of funding through committed credit facilities.

Management monitors rolling forecasts of the Company’s liquidity reserve on the basis of expected cash flows.

	Maturities of Financial Liabilities

2018	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	2,055,247	-	-	2,055,247	2,055,247
Total	2,055,247	-	-	2,055,247	2,055,247

2017	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	892,434	-	-	892,434	892,434
Total	892,434	-	-	892,434	892,434

(d)	Capital Risk Management

The Company's objectives when managing capital are to safeguard the Company's ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Company may issue new shares or reduce its capital, subject to the provisions of the Company's constitution. The capital structure of the Company consists of equity attributed to equity holders of the Company, comprising contributed equity, reserves and accumulated losses disclosed in Notes 10, 11 and 12. By monitoring undiscounted cash flow forecasts and actual cash flows provided to the Board by the Company's Management the Board monitors the need to raise additional equity from the equity markets.

(e)	Fair Value Estimation

The carrying amount of financial assets and financial liabilities recorded in the financial statements represents their respective fair values, determined in accordance with the accounting policies disclosed in Note 1 to the financial statements.

Financial Instruments measured at Fair Value

The financial instruments recognized at fair value in the Statement of Financial Position have been analyzed and classified using a fair value hierarchy reflecting the significance of the inputs used in making the measurements. The fair value hierarchy consists of the following levels:

-	quoted prices in active markets for identical assets or liabilities (Level 1);
-	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices) (Level 2); and
-	inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

In 2018 and 2017, none of the Company’s assets and liabilities had their fair value determined using the fair value hierarchy. No transfers between the levels of the fair value hierarchy occurred during the current or previous years.